Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	May 31, 2015	May 31, 2025	May 31, 2016	May 31, 2017	May 31, 2018	May 31, 2019	May 31, 2020	May 31, 2021	May 31, 2022	May 31, 2023	May 31, 2024	May 31, 2025
Columbia Select Small Cap Value Fund - Class A
Account Value [Line Items]
Line Graph and Table Measure Name		Class A (including sales charges)
Accumulated Value	$ 9,426		$ 8,654	$ 9,904	$ 10,981	$ 10,124	$ 8,856	$ 15,468	$ 14,176	$ 13,178	$ 15,893	$ 15,749
Columbia Select Small Cap Value Fund - Institutional Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional Class
Accumulated Value	10,000		9,209	10,564	11,742	10,858	9,521	16,668	15,309	14,276	17,248	17,138
Columbia Select Small Cap Value Fund - Institutional 2 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 2 Class
Accumulated Value	10,000		9,215	10,586	11,774	10,898	9,564	16,752	15,396	14,357	17,366	17,259
Columbia Select Small Cap Value Fund - Institutional 3 Class
Account Value [Line Items]
Line Graph and Table Measure Name		Institutional 3 Class
Accumulated Value	10,000		9,226	10,599	11,794	10,919	9,587	16,805	15,453	14,418	17,448	17,352
Russell 3000® Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 3000® Index
Accumulated Value	10,000		10,022	11,795	13,572	13,911	15,505	22,314	21,492	21,929	27,978	31,648
Russell 2000® Value Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 2000® Value Index
Accumulated Value	$ 10,000		$ 9,725	$ 11,768	$ 13,692	$ 12,142	$ 10,359	$ 18,581	$ 17,157	$ 15,185	$ 18,488	$ 18,279